CERTAIN LIABILITY ACCOUNTS - Schedule of Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities [Abstract]
Deferred transaction costs payable	$ 10,979	$ 0
Business Combination consideration payable	3,355	0
Deferred PIPE issuance costs payable	1,160	0
Standby agreement derivative liability	847	0
Legal settlement	621	0
PIPE principal accretion	617	0
Warrant liability	0	561
Other long-term liabilities	187	173
Total	$ 17,766	$ 734